INCOME TAX (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Jul. 31, 2023	Jul. 31, 2022
Deferred Tax Assets [Member]
Operating Loss Carryforwards [Line Items]
Rental income received in advance	$ 150,864	$ 164,992
Operating lease liabilities	7,338,553	7,338,986
Federal net operating loss carryforward	1,929,890	2,119,555
State net operating loss carryforward	829,669	811,117
Unbilled receivables
Property and equipment
Unrealized gain on marketable securities
Operating lease right-of-use assets
Other	94,024	129,350
Total	10,343,000	10,564,000
Deferred Tax Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Rental income received in advance
Operating lease liabilities
Federal net operating loss carryforward
State net operating loss carryforward
Unbilled receivables	729,375	623,249
Property and equipment	5,065,135	5,052,217
Unrealized gain on marketable securities	221,521	321,837
Operating lease right-of-use assets	8,556,969	8,858,697
Other
Total	14,573,000	14,856,000
Net deferred tax liability	$ 4,230,000	$ 4,292,000